Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

A portion of the compensation paid to the Company’s Chief Scientific Officer, David J. Chaplin, Ph.D., was paid to Aston Biopharma Ltd. (“Aston”) for services that Dr. Chaplin performed for the Company while he was in the United Kingdom. The amounts paid to Aston aggregated $16,000 and $137,000 in 2017 and 2016, respectively.